Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Statement of Presentation and Consolidation	Statement of presentation These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).
Continuance of Operation

Continuance of operation

These consolidated financial statements prepared in conformity with US GAAP contemplate continuation of the Company as a going concern. As of December 31, 2015, the Company has an accumulated deficit of $567,356 since inception. Its ability to continue as a going concern depends upon whether it develops profitable operations and continues to raise adequate financing. However, management believes that the Company has sufficient working capital to meet its projected minimum financial obligations for the next fiscal year. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. Subsidiaries are the entities controlled by the Company. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

The subsidiaries are consolidated from the date on which control is transferred to the Company and will cease to be consolidated from the date on which control is transferred out of the Company.

Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or acquisition	Location	Ownership	Principal activities
OneWorld Hotel Destination Service Inc. (“OneWorld”)	October 31, 2008	Vancouver, Canada	100%	Hotel booking
Globalink (Xuzhou) Bio-Technology Co., Ltd. (“Globalink Xuzhou”)	May 22, 2014	Pizhou city, Jiangsu Province, China	100%	Gingko cultivation
Globalink (Zhejiang) Bio-Technology Co. Ltd. (“Globalink Zhejiang”)	October 13, 2015	Ningbo city, Jiangsu Province, China	100%	Bio-technology research and development

Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities and provisions, income and expenses and the disclosure of contingent assets and liabilities at the date of these financial statements. Estimates are used for, but not limited to, the selection of the useful lives of fixed assets, allowance for doubtful debt associated with accounts receivable, fair values, revenue recognition, and taxes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results may differ from these estimates.

Foreign Currency Translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (“the functional currency”), which is the Chinese Renminbi (“RMB”) for Globalink Xuzhou and Globalink Zhejiang, and the Canadian dollar (“CAD”) for Oneworld. The consolidated financial statements are presented in United States dollar (“USD”), which is the functional currency of the parent company. The operating subsidiaries’ financial statements are prepared in its respective functional currencies before translating to the presentation currency which is the USD. The Company translates items in the statement of loss and comprehensive loss using the average exchange rate for the year. Assets and liabilities are translated at the year-end rate. All resulting exchange differences are reported as a separate component of other comprehensive income (loss).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where items are re-measured. Foreign exchange gains and losses resulting from settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss in “foreign exchange (gain) loss”.

Growing Crops

Growing crops

Gingko trees are valued at historical cost, which include all cultivation costs incurred for planting, growing and maintaining the gingko trees during a year other than the harvest season that lasts about two months. The cultivation costs include costs of land lease, equipment lease, equipment amortization, labour, consulting, fertilizer, materials and supplies, and other direct growing costs.

At the end of each reporting period, the Company reviews the carrying amounts of the growing crops to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). A reliable market price is usually available for mature gingko trees in China. Under certain circumstances, when a reliable market price is not available, the fair value of the growing crops is measured using the discounted expected future cash flow method. Under this method, expected future revenues less costs to complete and harvest is discounted to present value.

The growing crops will be amortized using the straight-line method over an estimated useful life of 5 years. The Company intends to sell all of the gingko trees after 5 years and replant seedlings in order to optimize the effective ingredients in leaves harvested from younger trees.

Inventories

Inventories

Inventory is valued at the lower of cost (determined on a weighted average basis) and market value. Inventories as of December 31, 2015 mainly consist of gingko seeds to be planted during the first quarter of 2016. The Company reviews its inventories regularly for possible obsolete goods and establishes reserves when determined necessary.

Accounts Receivable

Accounts receivable

Trade receivables are carried at original invoice amount. Accounts receivable are written off to bad debt expense using the direct write-off method. Receivables past due for more than 120 days are considered delinquent. Management determines uncollectible accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history, and current economic conditions and by using historical experience applied to an aging of accounts. Recoveries of trade receivables previously written off are recorded when received.

Fixed Assets

Fixed assets

Fixed assets are recorded at cost less accumulated amortization. Amortization of fixed assets is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment	3 years
Lab equipment	3 years
Office furniture and fixtures	5 years
Storage	5 years
Agricultural machinery	4 years

Fair Value

Fair value

The Company measures fair value in accordance with accounting guidance that defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance also discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

-	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

-	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

-	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The inputs used in the fair value measurement should be from the highest level available. In instances where the measurement is based on inputs from different levels of the fair value hierarchy, the fair value measurement will fall within the lowest level input that is significant to the fair value measurement in its entirety.

As at December 31, 2015, the Company’s financial instruments are comprised of cash, accounts receivable, accounts payable and accrued liabilities and other current liabilities. Cash is measured at fair value using Level 1 inputs. With the exception of cash, all financial instruments held by the Company are measured at amortized cost. The fair values of these financial instruments approximate their carrying value due to their short-term maturities.

Goodwill

Goodwill

The Company recognizes goodwill in accordance with ASC 805 “Business Combination”. Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed, if any. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit would be considered impaired. To measure the amount of the impairment loss, the implied fair value of a reporting unit's goodwill is compared to the carrying amount of that goodwill. If the carrying amount of a reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is indicated. The Company concluded that there were no indicators of impairment with respect to the Company's goodwill as of December 31, 2014 and 2015.

Impairment Reviews for Long-Lived Assets

Impairment reviews for long-lived assets

Long-lived assets such as property, equipment and goodwill are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable. When required impairment losses on assets to be held and used are recognized based on the fair value of the asset. The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required. If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset. When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets. The Company did not recognize any impairment losses for any periods presented.

Revenue Recognition

Revenue recognition

The Company recognizes revenue from its hotel booking services once the service is rendered and all the significant risks and rewards of the service have been transferred to the customer. As a result, revenue from hotel booking services are recognized when customers check in to the hotels. Amounts received from customers for services not yet rendered are included in other current liabilities as unearned revenue.

In accordance with the ASC 605 “Revenue Recognition”, the Company reports its revenue as an agent, on the net amount retained, which is the amount billed to a customer less the amount paid to a hotel.

During the years ended December 31, 2015 and 2014, all revenue was derived from hotel booking services.

Research and development

Research and development

Research and development costs are expensed as incurred. The costs primarily consist of consulting fees paid to the technical team for development and improvement of gingko cultivation methods. Research and development costs for the years ended December 31, 2015 and 2014 were $2,885 and $Nil, respectively, and are included in general and administrative expenses.

Income Taxes

Income taxes

The Company accounts for income taxes following the asset and liability method in accordance with ASC 740 “Income Taxes.” Under such method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The Company applies the accounting guidance issued to address the accounting for uncertain tax positions. This guidance clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements as well as provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years that the asset is expected to be recovered or the liability settled.

Earnings (Loss) per Common Share

Earnings (loss) per common share

Basic earnings (loss) per common share is determined by dividing earnings (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted earnings (loss) per common share is determined by dividing earnings (loss) by the diluted weighted average number of shares outstanding. Diluted weighted average number of shares reflects the dilutive equity instruments, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal. The 6,000,000 stock options outstanding as of December 31, 2015 were excluded from the calculation of diluted loss per common share for the year ended December 31, 2015.

Stock-based compensation

Stock-based compensation

The Company accounts for stock compensation with employees in accordance with ASC 718 “Compensation – Stock Compensation”, which recognizes awards at fair value on the date of grant and recognition of compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes Option Pricing Model.

The Company accounts for stock compensation arrangements with non-employees in accordance with ASC 505-50 “Stock-Based Transactions with Nonemployees””, which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of share-based compensation is subject to periodic adjustment as the underlying instruments vest. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and the compensation charges are amortized over the vesting period

Segment reporting

Segment reporting

ASC 280 “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

As of December 31, 2015, the Company is organized into three main business segments: hotel booking services, gingko plantation cultivation and bio-technology research and development.

Recent Accounting Pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard for contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The core principle of this standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, the standard provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. This guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. The new standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption is prohibited. The standard permits the use of either the retrospective or cumulative effect transition method. This guidance will be applicable to the Company at the beginning of its first quarter of fiscal year 2017. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessment of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is substantial doubt about the entity’s ability to continue as a going concern. The requirement is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.